UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               ------------------
Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one):               [_] is a restatement.
                                               [_] adds new entries.

Institutional Investment Manager Filing this Report:

Name:    Smithwood Advisers, LP
         ------------------------------------
Address: 1999 Avenue of the Stars, Suite 2040
         ------------------------------------
         Los Angeles, CA 90067
         ------------------------------------

Form 13F File Number: 28-11980
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Karen Tallman
         ------------------------------------
Title:   Chief Compliance Officer
         ------------------------------------
Phone:   (310) 286-2929
         ------------------------------------

Signature, Place, and Date of Signing:

/s/ Karen Tallman                    Los Angeles, CA            August 15, 2011
--------------------                 ---------------           -----------------
    [Signature]                       [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all entries are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-___________________   ________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

REPORTING SUMMARY:


NUMBER OF OTHER INCLUDED MANAGERS:                       0
                                                   -------

FORM 13F INFORMATION TABLE ENTRY TOTAL:                 28
                                                   -------

FORM 13F INFORMATION TABLE VALUE TOTAL:            409,029
                                                   -------

LIST OF OTHER INCLUDED MANAGERS:
                                      NONE

                                                              VALUE     SHRS OR     SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT     PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
Capitalsource Inc. 4.000%
  due 7/15/34                     SDCV              14055xae2    11,000  11,000,000   PRN    SOLE                SOLE
AEP Industries Inc.               COM               001031103     2,242      76,797   SH     SOLE                SOLE
Augusta Resource Corp             COM               050912203     4,140     896,100   SH     SOLE                SOLE
Baidu Inc.                        ADR REP A         056752108     7,007      50,000   SH     SOLE                SOLE
Carefusion Corp                   COM               14170t101     6,793     250,000   SH     SOLE                SOLE
Charter Communications Inc.       COM CL A          16117M305     9,496     175,000   SH     SOLE                SOLE
Cincinnati Bell Inc.              COM               171871106     8,164   2,459,078   SH     SOLE                SOLE
Citizens Republic Bancorp Inc     COM               174420109     3,970   5,752,100   SH     SOLE                SOLE
Discovery Communications, Inc.    COM SER C         25470f302    21,930     600,000   SH     SOLE                SOLE
Dollar Thrifty Automotive Group   COM               256743105    29,496     400,000   SH     SOLE                SOLE
E Trade Financial Corp            COM               269246401    40,020   2,900,000   SH     SOLE                SOLE
El Paso Corporation               COM               28336L109    12,120     600,000   SH     SOLE                SOLE
Family Dollar Stores              COM               307000109    13,140     250,000   SH     SOLE                SOLE
Fortune Brands Inc.               COM               349631101    63,770   1,000,000   SH     SOLE                SOLE
Google Inc.                       COM CL A          38259P508    12,660      25,000   SH     SOLE                SOLE
Greenlight Capital RE Ltd         COM               g4095j109     2,629     100,000   SH     SOLE                SOLE
Hertz Global Holdings Inc.        COM               42805T105    29,473   1,856,000   SH     SOLE                SOLE
Lyondellbasell Industires NV      SHS A             n53745100    23,112     600,000   SH     SOLE                SOLE
Marathon Oil Corp                 COM               565849106    10,536     200,000   SH     SOLE                SOLE
MI Developments Inc.              CL A SUB VTG      55304x104    18,258     600,000   SH     SOLE                SOLE
Market Vectors ETF TR             Gold Miner ETF    57060u100     5,459     100,000   SH     SOLE                SOLE
SPDR GOLD TRUST                   GOLD SHS          78463v107    52,560     360,000   SH     SOLE                SOLE
Augusta Resource Corp             COM               050912203    11,413   2,473,400   SH     SOLE                SOLE
Caterpillar Inc. Del              PUT               149123951     1,120       2,800   PUT    SOLE                SOLE
First Solar Inc.                  PUT               336433957     7,328       3,415   PUT    SOLE                SOLE
Wynn Resorts Ltd.                 PUT               983134957       486       2,000   PUT    SOLE                SOLE
Barrick Gold Corp                 CALL              067901908       117       1,000   CALL   SOLE                SOLE
Transocean Ltd                    CALL              H8817H900       590       1,000   CALL   SOLE                SOLE
                                                                        ---------------
TOTAL                                                                          409,029
                                                                        ===============